T. ROWE PRICE International Bond Fund (USD Hedged)
March 31, 2026 Unaudited

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ALBANIA 0.3%
Government Bonds 0.3%
Republic of Albania, 5.90%, 6/9/28 (EUR) (1) 15,580,000 18,627
Republic of Albania, 5.90%, 6/9/28 (EUR)  8,040,000 9,612
Total Albania (Cost $25,861) 28,239
ARGENTINA 0.0%
Corporate Bonds 0.0%
Vaca Muerta, FRN, 6M TSFR + 5.38%, Acquisition Date:
12/1/25, Cost $3,173, 9.335%, 7/8/30 (USD) (2) 3,173,000 3,176
Total Argentina (Cost $3,173) 3,176
AUSTRALIA 2.3%
Corporate Bonds 1.0%
APA Infrastructure, 2.00%, 3/22/27 (EUR)  2,580,000 2,954
APA Infrastructure, 2.00%, 7/15/30 (EUR)  6,600,000 7,119
APA Infrastructure, 3.50%, 3/22/30 (GBP)  5,500,000 6,768
AusNet Services Holdings, 1.50%, 2/26/27 (EUR)  2,615,000 2,985
Brambles Finance, 4.25%, 3/22/31 (EUR)  7,660,000 9,038
Brambles USA, 3.625%, 4/2/33 (EUR)  8,790,000 9,980
NBN, 4.125%, 3/15/29 (EUR)  11,070,000 13,110
Sydney Airport Finance, 1.75%, 4/26/28 (EUR)  2,630,000 2,941
Sydney Airport Finance, 4.375%, 5/3/33 (EUR)  11,947,000 14,124
Toyota Finance Australia, 3.386%, 3/18/30 (EUR)  6,100,000 7,023
Transurban Finance, 1.75%, 3/29/28 (EUR)  2,620,000 2,954
Transurban Finance, 3.00%, 4/8/30 (EUR)  11,250,000 12,724
91,720
Government Bonds 1.3%
Commonwealth of Australia, Series 140, 4.50%, 4/21/33  174,141,000 117,870
117,870
Total Australia (Cost $211,781) 209,590

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
AUSTRIA 0.3%
Corporate Bonds 0.0%
Mondi Finance Europe, 2.375%, 4/1/28  2,505,000 2,812
2,812
Government Bonds 0.3%
Republic of Austria, 0.75%, 3/20/51 (1) 16,898,000 10,064
Republic of Austria, 3.15%, 10/20/53 (1) 15,750,000 16,227
26,291
Total Austria (Cost $30,711) 29,103
BELGIUM 1.8%
Corporate Bonds 0.1%
Anheuser-Busch InBev, 1.15%, 1/22/27  2,600,000 2,967
Anheuser-Busch InBev, 1.65%, 3/28/31  1,465,000 1,548
KBC Group, VR, 3.375%, 1/15/33 (3) 5,100,000 5,761
KBC Group, VR, 3.375%, 11/24/33 (3) 500,000 558
10,834
Government Bonds 1.7%
Kingdom of Belgium, Series 75, 1.00%, 6/22/31 (1) 148,538,000 154,865
154,865
Total Belgium (Cost $156,398) 165,699
BENIN 0.1%
Government Bonds 0.1%
Republic of Benin, 4.95%, 1/22/35 (EUR)  6,856,000 6,955
Total Benin (Cost $7,375) 6,955
BRAZIL 2.3%
Corporate Bonds 0.3%
FS Luxembourg, 8.625%, 6/25/33 (USD)  3,500,000 3,462
Klabin Austria, 5.75%, 4/3/29 (USD)  9,300,000 9,372
Raizen Fuels Finance, 6.70%, 2/25/37 (USD) (1)(4)(5) 12,680,000 6,867
Raizen Fuels Finance, 6.95%, 3/5/54 (USD) (4)(5) 2,240,000 1,192

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Rede D'or Finance, 6.45%, 9/9/35 (USD) (1) 6,970,000 6,983
27,876
Government Bonds 2.0%
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/31  339,237,000 57,259
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/35  807,128,000 126,881
184,140
Total Brazil (Cost $211,487) 212,016
BULGARIA 0.6%
Government Bonds 0.6%
Republic of Bulgaria, Series 10Y, 3.375%, 7/18/35  29,216,000 32,329
Republic of Bulgaria, Series 9Y, 3.50%, 5/7/34  23,245,000 26,386
Total Bulgaria (Cost $60,583) 58,715
CANADA 4.1%
Asset-Backed Securities 0.1%
Cologix Canadian Issuer, Series 2022-1CAN, Class A2,
4.94%, 1/25/52 (1) 8,230,000 5,877
5,877
Corporate Bonds 0.3%
Magna International, 1.50%, 9/25/27 (EUR)  2,620,000 2,957
Royal Bank of Canada, 4.125%, 7/5/28 (EUR)  2,385,000 2,805
Transcanada Trust, Series 17-B, VR, 4.65%, 5/18/77 (3) 27,134,000 19,616
25,378
Government Bonds 3.3%
Government of Canada, 2.75%, 12/1/48  31,856,000 19,167
Government of Canada, 4.00%, 3/1/29  170,930,000 126,518
Government of Canada Real Return Bond, Series CPI,
Inflation-Indexed, 4.00%, 12/1/31  182,347,544 153,060
Province of Ontario, 3.50%, 6/2/43  2,739,000 1,726
300,471
Non-U.S. Government Mortgage-Backed Securities 0.4%
Real Estate Asset Liquidity Trust, Series 2025-1A, Class A1,
3.93%, 1/12/60 (1) 19,056,065 13,672

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Real Estate Asset Liquidity Trust, Series 2025-1A, Class A2,
4.40%, 1/12/60 (1) 31,390,000 22,571
36,243
Total Canada (Cost $375,084) 367,969
CHILE 0.7%
Corporate Bonds 0.1%
AES Andes, 6.25%, 3/14/32 (USD)  2,902,000 2,973
Engie Energia Chile, 6.375%, 4/17/34 (USD)  4,000,000 4,166
Interchile, 4.50%, 6/30/56 (USD)  4,563,000 3,738
10,877
Government Bonds 0.6%
Bonos de la Tesoreria de la Republica en pesos, 5.80%,
10/1/34 (1) 40,215,000,000 44,120
Republic of Chile, 3.75%, 1/14/32 (EUR)  4,780,000 5,489
49,609
Total Chile (Cost $59,484) 60,486
CHINA 3.6%
Corporate Bonds 0.0%
Zhongsheng Group Holdings, 5.98%, 1/30/28 (USD)  2,073,000 1,980
1,980
Government Bonds 3.6%
People's Republic of China, Series INBK, 1.66%, 12/25/32  219,000,000 31,697
People's Republic of China, Series INBK, 1.75%, 2/25/36  70,000,000 10,080
People's Republic of China, Series INBK, 1.78%, 9/15/32  531,700,000 77,594
People's Republic of China, Series INBK, 1.78%, 11/15/35  160,000,000 23,083
People's Republic of China, Series INBK, 1.83%, 8/25/35  404,030,000 58,558
People's Republic of China, Series INBK, 2.15%, 8/25/55  453,500,000 63,459
People's Republic of China, Series INBK, 2.28%, 11/6/75  22,500,000 3,034
People's Republic of China, Series INBK, 2.38%, 1/15/56  88,300,000 12,862
People's Republic of China, Series INBK, 2.47%, 7/25/54  145,430,000 21,545
People's Republic of China, Series INBK, 2.53%, 6/15/74  38,700,000 5,682
People's Republic of China, Series INBK, 3.53%, 10/18/51  10,000,000 1,773
People's Republic of China, Series INBK, 4.00%, 6/24/69  64,000,000 12,876
322,243
Total China (Cost $318,786) 324,223

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
COLOMBIA 0.6%
Government Bonds 0.6%
Republic of Colombia, 3.75%, 9/19/28 (EUR)  28,792,000 32,637
Republic of Colombia, Series B, 6.00%, 4/28/28  79,667,000,000 18,751
Republic of Colombia, Series B, 7.00%, 3/26/31  23,388,800,000 4,897
Total Colombia (Cost $54,662) 56,285
COSTA RICA 0.2%
Government Bonds 0.2%
Republic of Costa Rica, 5.50%, 11/21/30 (EUR) (1) 15,250,000 18,044
Total Costa Rica (Cost $17,755) 18,044
CÔTE D'IVOIRE 0.8%
Government Bonds 0.8%
Kona SPC, FRN, 12M EURIBOR + 2.70%, 4.966%, 12/29/26
(EUR) (1) 6,300,000 7,313
Kona SPC, FRN, 12M EURIBOR + 3.55%, 5.718%, 9/15/26
(EUR) (1) 7,630,000 8,884
Republic of Ivory Coast, 4.875%, 1/30/32 (EUR)  1,936,000 2,087
Republic of Ivory Coast, 6.875%, 4/1/28 (1) 24,736,500,000 44,115
Republic of Ivory Coast, 6.875%, 10/17/40 (EUR)  6,650,000 7,238
Total Côte d'Ivoire (Cost $66,024) 69,637
CYPRUS 0.1%
Government Bonds 0.1%
Republic of Cyprus, 0.95%, 1/20/32  13,071,000 13,348
Total Cyprus (Cost $14,938) 13,348
CZECH REPUBLIC 1.4%
Corporate Bonds 0.1%
Ceska sporitelna, VR, 4.57%, 7/3/31 (EUR) (3) 4,500,000 5,325
Czechoslovak Group, 6.50%, 1/10/31 (USD) (1)(6) 3,160,000 3,234
8,559
Government Bonds 1.3%
Czech Republic, Series 125, 1.50%, 4/24/40  3,031,560,000 92,358

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Czech Republic, Series 145, 3.50%, 5/30/35  530,130,000 22,601
114,959
Total Czech Republic (Cost $124,723) 123,518
DENMARK 0.7%
Corporate Bonds 0.7%
Carlsberg Breweries, 0.875%, 7/1/29 (EUR)  3,773,000 4,036
Danske Bank, VR, 0.75%, 6/9/29 (EUR) (3) 8,420,000 9,200
Danske Bank, VR, 4.50%, 11/9/28 (EUR) (3) 2,410,000 2,840
DSV Finance, 3.25%, 11/6/30 (EUR)  6,000,000 6,845
Orsted, 4.875%, 1/12/32 (GBP)  16,210,000 20,311
TDC Net, 5.056%, 5/31/28 (EUR)  2,310,000 2,737
TDC Net, 5.618%, 2/6/30 (EUR)  13,970,000 16,965
Total Denmark (Cost $60,054) 62,934
EGYPT 0.7%
Government Bonds 0.7%
Arab Republic of Egypt, 6.375%, 4/11/31 (EUR)  20,608,000 22,422
Arab Republic of Egypt Treasury Bills, Series 364D, 23.771%,
8/11/26  132,350,000 2,223
Arab Republic of Egypt Treasury Bills, Series 364D, 24.099%,
8/18/26  90,875,000 1,519
Arab Republic of Egypt Treasury Bills, Series 364D, 24.101%,
8/25/26  216,125,000 3,598
Arab Republic of Egypt Treasury Bills, Series 364D, 24.9 53%,
6/23/26  1,105,525,000 19,167
Arab Republic of Egypt Treasury Bills, Series 364D, 25.479%,
9/15/26  656,400,000 10,784
Total Egypt (Cost $61,774) 59,713
ESTONIA 0.6%
Government Bonds 0.6%
Republic of Estonia, 3.25%, 1/17/34  45,885,000 52,223
Total Estonia (Cost $51,014) 52,223

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
FINLAND 0.0%
Corporate Bonds 0.0%
Metso, 0.875%, 5/26/28  2,775,000 3,054
Total Finland (Cost $2,883) 3,054
FRANCE 4.2%
Common Stocks 0.0%
Altice France, Acquisition Date: 10/1/25 - 10/16/25,
Cost $79 (2)(4) 4,547 77
77
Corporate Bonds 1.7%
Abertis France, 1.475%, 1/18/31  8,600,000 8,946
Altice France, 4.75%, 10/15/30 (1) 170,732 187
Altice France, 7.25%, 11/1/29 (1) 499,238 573
Banque Federative du Credit Mutuel, 1.25%, 5/26/27  3,000,000 3,403
Banque Federative du Credit Mutuel, 1.375%, 7/16/28  3,100,000 3,446
Banque Federative du Credit Mutuel, 5.125%, 1/13/33  13,800,000 16,759
Banque Stellantis France, 4.00%, 1/21/27  2,400,000 2,796
Betclic Everest Group, 5.125%, 12/10/31 (1) 4,155,000 4,732
BNP Paribas, VR, 3.875%, 1/10/31 (3) 4,000,000 4,682
BPCE, 0.25%, 1/14/31  7,100,000 7,029
BPCE, 3.50%, 1/25/28  5,500,000 6,381
Credit Agricole, 0.875%, 1/14/32  1,000,000 981
Credit Agricole Assurances, VR, 2.625%, 1/29/48 (3) 6,000,000 6,766
Electricite de France, 6.125%, 6/2/34 (GBP)  7,200,000 9,537
Engie, 3.875%, 1/6/31  6,000,000 7,037
EssilorLuxottica, 0.375%, 11/27/27  2,700,000 2,991
Iliad Holding, 5.375%, 4/15/30  5,330,000 6,226
IPD 3, 5.50%, 6/15/31  6,196,000 6,731
Opal Bidco, 5.50%, 3/31/32  7,360,000 8,295
Orange, 3.25%, 1/15/32 (GBP)  10,700,000 12,675
Paprec Holding, 4.125%, 7/15/30 (1) 960,000 1,088
Praemia Healthcare, 1.375%, 9/17/30  2,600,000 2,653
RTE Reseau de Transport d'Electricite SADIR, 0.75%,
1/12/34  7,200,000 6,575
Societe Generale, VR, 4.875%, 11/21/31 (3) 5,700,000 6,872
SPIE, 3.75%, 5/28/30  5,400,000 6,149
Veolia Environnement, 1.25%, 4/2/27  2,000,000 2,274

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Veolia Environnement, 1.94%, 1/7/30  5,700,000 6,212
151,996
Government Bonds 2.5%
Republic of France, Series OAT, 1.25%, 5/25/36 (1) 90,221,000 82,247
Republic of France, Series OAT, 2.50%, 5/25/30 (1) 93,259,000 105,541
Republic of France, Series OAT, 3.25%, 5/25/55 (1) 35,800,000 33,278
Republic of France, Series OAT, 4.00%, 4/25/55 (1) 6,676,000 7,169
228,235
Total France (Cost $378,927) 380,308
GERMANY 3.6%
Corporate Bonds 1.2%
Daimler Truck International Finance, 1.625%, 4/6/27  2,600,000 2,964
E.ON International Finance, 6.375%, 6/7/32 (GBP)  15,300,000 21,214
Fresenius, 1.625%, 10/8/27  2,635,000 2,977
Gruenenthal, 4.625%, 11/15/31  160,000 181
Gruenenthal, 6.75%, 5/15/30 (1) 530,000 632
Gruenenthal, 6.75%, 5/15/30  3,500,000 4,172
Hannover Rueck, VR, 1.125%, 10/9/39 (3) 11,500,000 12,103
Hannover Rueck, VR, 1.75%, 10/8/40 (3) 4,800,000 5,057
Knorr-Bremse, 3.25%, 9/21/27  2,500,000 2,893
Sartorius Finance, 4.50%, 9/14/32  8,000,000 9,459
Techem Verwaltungsgesellschaft 675 mbH, 4.625%, 7/15/32  3,070,000 3,438
TUI Cruises, 5.00%, 5/15/30  4,485,000 5,051
Volkswagen Bank, 4.375%, 5/3/28  2,400,000 2,812
Volkswagen Bank, 4.625%, 5/3/31  5,900,000 6,962
Volkswagen Financial Services, 0.375%, 2/12/30  10,300,000 10,479
Volkswagen International Finance, Series 10Y, 1.875%,
3/30/27  1,300,000 1,486
Volkswagen Leasing, 1.50%, 6/19/26  5,135,000 5,924
Wintershall Dea Finance, 4.357%, 10/3/32  6,150,000 7,034
104,838
Government Bonds 2.4%
Bundesrepublik Deutschland Bundesanleihe, Series TWIN,
2.30%, 2/15/33  56,500,000 63,107
Deutsche Bundesrepublik, Inflation-Indexed, 0.50%, 4/15/30  130,418,840 152,447
Kreditanstalt fuer Wiederaufbau, 4.70%, 6/2/37 (CAD)  5,202,000 3,848
219,402
Total Germany (Cost $317,086) 324,240

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
GREECE 0.2%
Corporate Bonds 0.2%
Eurobank, VR, 3.25%, 3/12/30 (3) 12,450,000 14,169
United Group, 4.625%, 8/15/28 (1) 3,105,000 3,587
Total Greece (Cost $16,481) 17,756
HUNGARY 0.1%
Government Bonds 0.1%
Magyar Export-Import Bank, 6.00%, 5/16/29 (EUR)  4,370,000 5,301
Republic of Hungary, Series 4Y, 5.00%, 2/22/27 (EUR)  5,964,000 7,009
Total Hungary (Cost $10,940) 12,310
ICELAND 0.2%
Government Bonds 0.2%
Republic of Iceland, Series 10Y, 3.50%, 3/21/34 (EUR)  8,096,000 9,372
Republic of Iceland, Series 7Y, 0.00%, 4/15/28 (EUR)  5,385,000 5,847
Total Iceland (Cost $15,243) 15,219
INDIA 0.2%
Corporate Bonds 0.1%
Renew Treasury Ifsc, 6.50%, 2/2/31 (USD) (1) 7,350,000 7,135
7,135
Government Bonds 0.1%
Republic of India, 7.26%, 8/22/32  1,279,030,000 13,634
13,634
Total India (Cost $22,358) 20,769
INDONESIA 3.3%
Corporate Bonds 0.2%
Freeport Indonesia, 4.763%, 4/14/27 (USD) (6) 9,400,000 9,379
Freeport Indonesia, 6.20%, 4/14/52 (USD)  1,360,000 1,320
Minejesa Capital, 5.625%, 8/10/37 (USD)  3,965,000 3,800
14,499

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 3.1%
Republic of Indonesia, 2.50%, 10/31/30 (CNH)  50,550,000 7,278
Republic of Indonesia, 2.65%, 3/4/31 (CNH)  55,130,000 7,990
Republic of Indonesia, 2.90%, 10/31/35 (CNH)  48,840,000 7,031
Republic of Indonesia, 3.05%, 3/4/36 (CNH)  57,780,000 8,366
Republic of Indonesia, 3.75%, 6/14/28 (EUR)  61,788,000 72,009
Republic of Indonesia, 4.40%, 8/14/30 (AUD)  11,040,000 7,379
Republic of Indonesia, 5.30%, 8/14/35 (AUD)  6,190,000 4,214
Republic of Indonesia, Series FR86, 5.50%, 4/15/26  473,000,000,000 27,834
Republic of Indonesia, Series FR91, 6.375%, 4/15/32  1,320,952,000,000 76,578
Republic of Indonesia, Series FR95, 6.375%, 8/15/28  153,888,000,000 9,087
Republic of Indonesia, Series FR96, 7.00%, 2/15/33  333,060,000,000 19,822
Republic of Indonesia, Series 101, 6.875%, 4/15/29  102,083,000,000 6,085
Republic of Indonesia, Series 106, 7.125%, 8/15/40  44,199,000,000 2,645
Republic of Indonesia, Series 108, 6.50%, 4/15/36  488,014,000,000 28,021
284,339
Total Indonesia (Cost $310,548) 298,838
IRELAND 0.2%
Corporate Bonds 0.1%
AIB Group, VR, 3.75%, 3/20/33 (3) 5,900,000 6,781
AIB Group, VR, 4.625%, 5/20/35 (3) 2,656,000 3,112
9,893
Government Bonds 0.1%
Republic of Ireland, 1.50%, 5/15/50  2,696,000 2,061
Republic of Ireland, 2.00%, 2/18/45  5,630,000 5,109
7,170
Total Ireland (Cost $20,962) 17,063
ISRAEL 0.2%
Government Bonds 0.2%
State of Israel, 1.50%, 1/18/27 (EUR)  17,984,000 20,459
Total Israel (Cost $21,189) 20,459

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
ITALY 4.2%
Corporate Bonds 0.6%
Aeroporti di Roma, 1.625%, 6/8/27  2,575,000 2,926
Autostrade per l'Italia, 1.625%, 1/25/28  2,680,000 3,002
Autostrade per l'Italia, 2.00%, 12/4/28  6,245,000 6,933
Autostrade per l'Italia, 2.00%, 1/15/30  5,620,000 6,119
CA Auto Bank, 4.75%, 1/25/27  2,395,000 2,807
Infrastrutture Wireless Italiane, 3.625%, 10/13/32  5,089,000 5,347
Intesa Sanpaolo, 1.75%, 7/4/29  12,399,000 13,630
Italgas, 1.625%, 1/19/27  2,570,000 2,944
Itelyum Regeneration, 5.75%, 4/15/30 (1) 3,130,000 3,574
Snam, 0.875%, 10/25/26  6,950,000 7,957
55,239
Government Bonds 3.6%
Italy Buoni Poliennali Del Tesoro, Series 30Y, 4.30%,
10/1/54 (1) 53,146,000 58,995
Italy Buoni Poliennali Del Tesoro, Series 50Y, 2.80%, 3/1/67  32,135,000 25,856
Italy Buoni Poliennali Del Tesoro, Series 5Y, 2.95%, 7/1/30  101,613,000 116,394
Italy Buoni Poliennali Del Tesoro, Series 7Y, 3.50%,
2/15/31 (1) 46,199,000 53,951
Italy Buoni Poliennali Del Tesoro, Series CPI, Inflation-
Indexed, 1.30%, 5/15/28 (1) 58,065,732 69,010
324,206
Total Italy (Cost $382,898) 379,445
JAPAN 12.7%
Government Bonds 12.7%
Government of Japan, Series 18, 3.10%, 3/20/65  2,509,750,000 13,831
Government of Japan, Series 26, Inflation-Indexed, 0.005%,
3/10/31  8,993,560,554 56,867
Government of Japan, Series 27, Inflation-Indexed, 0.005%,
3/10/32  4,525,462,330 28,527
Government of Japan, Series 28, Inflation-Indexed, 0.005%,
3/10/33  3,344,314,860 20,864
Government of Japan, Series 29, Inflation-Indexed, 0.005%,
3/10/34  18,007,376,958 109,607
Government of Japan, Series 30, Inflation-Indexed, 0.005%,
3/10/35  6,932,688,858 41,810
Government of Japan, Series 44, 1.70%, 9/20/44  14,076,200,000 70,405

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Government of Japan, Series 74, 1.00%, 3/20/52  9,286,400,000 32,747
Government of Japan, Series 75, 1.30%, 6/20/52  10,441,250,000 39,913
Government of Japan, Series 76, 1.40%, 9/20/52  3,100,100,000 12,132
Government of Japan, Series 83, 2.20%, 6/20/54  6,220,600,000 29,178
Government of Japan, Series 87, 2.80%, 6/20/55  3,272,000,000 17,473
Government of Japan, Series 89, 3.40%, 12/20/55  12,173,400,000 73,335
Government of Japan, Series 183, 1.60%, 12/20/30  8,118,350,000 50,754
Government of Japan, Series 195, 3.20%, 12/20/45  3,320,000,000 20,729
Government of Japan, Series 370, 0.50%, 3/20/33  5,738,400,000 32,615
Government of Japan, Series 379, 1.50%, 6/20/35  9,738,150,000 57,434
Government of Japan, Series 381, 2.10%, 12/20/35  1,500,000,000 9,262
Government of Japan Treasury Bill, Series 1362, 0.75%,
5/18/26  39,000,000,000 245,506
Government of Japan Treasury Bills, Series 1353, 0.662%,
4/6/26  28,800,000,000 181,451
Total Japan (Cost $1,286,753) 1,144,440
JORDAN 0.1%
Government Bonds 0.1%
Kingdom of Jordan, 7.50%, 1/13/29 (USD)  7,300,000 7,527
Total Jordan (Cost $7,534) 7,527
KAZAKHSTAN 0.2%
Corporate Bonds 0.2%
Kaspi.KZ, 6.25%, 3/26/30 (USD)  6,870,000 6,915
Tengizchevroil Finance International, 3.25%, 8/15/30
(USD) (6) 12,400,000 11,460
Total Kazakhstan (Cost $17,991) 18,375
KUWAIT 0.1%
Corporate Bonds 0.1%
MEGlobal, 2.625%, 4/28/28 (USD) (1) 9,170,000 8,623
Total Kuwait (Cost $9,176) 8,623
LATVIA 1.3%
Government Bonds 1.3%
Republic of Latvia, 0.375%, 10/7/26  86,021,000 98,388

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Republic of Latvia, 3.875%, 5/22/29  15,752,000 18,635
Total Latvia (Cost $110,928) 117,023
LITHUANIA 0.8%
Government Bonds 0.8%
Republic of Lithuania, 3.50%, 2/13/34  24,359,000 27,755
Republic of Lithuania, 3.875%, 6/14/33  38,084,000 44,742
Total Lithuania (Cost $67,538) 72,497
LUXEMBOURG 0.7%
Corporate Bonds 0.7%
Aegis 1A, 5.625%, 10/29/31, (PIK 5.625%) (1)(7) 985,000 1,124
Albion Financing 1, 5.375%, 5/21/30  6,196,000 7,177
Blackstone Property Partners Europe Holdings, 1.625%,
4/20/30  6,700,000 7,037
Blackstone Property Partners Europe Holdings, 1.75%,
3/12/29  9,970,000 10,875
Essendi, 5.625%, 5/15/32  2,004,000 2,243
GELF Bond Issuer I, 3.625%, 11/27/31  6,000,000 6,758
Logicor Financing, 0.875%, 1/14/31  7,100,000 6,991
Logicor Financing, 3.25%, 11/13/28  10,800,000 12,390
SELP Finance, 3.75%, 1/16/32  4,428,000 5,002
SES, 4.875%, 6/24/33 (6) 3,203,000 3,635
Total Luxembourg (Cost $63,602) 63,232
MACAO 0.1%
Corporate Bonds 0.1%
Melco Resorts Finance, 6.50%, 9/24/33 (USD) (1) 6,650,000 6,399
MGM China Holdings, 7.125%, 6/26/31 (USD) (1) 5,140,000 5,260
Total Macao (Cost $11,817) 11,659
MADAGASCAR 0.1%
Corporate Bonds 0.1%
Axian Telecom Holding & Management, 7.25%, 7/11/30
(USD) (1) 6,640,000 6,581
Total Madagascar (Cost $6,610) 6,581

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
MALAYSIA 1.4%
Government Bonds 1.4%
Government of Malaysia, Series 0120, 4.065%, 6/15/50  79,874,000 19,653
Government of Malaysia, Series 0123, 4.457%, 3/31/53  15,000,000 3,915
Government of Malaysia, Series 0216, 4.736%, 3/15/46  169,879,000 45,975
Government of Malaysia, Series 0325, 3.917%, 7/15/55  85,995,000 20,577
Government of Malaysia, Series 0518, 4.921%, 7/6/48  134,996,000 37,504
Total Malaysia (Cost $117,039) 127,624
MEXICO 2.6%
Corporate Bonds 0.4%
America Movil, 5.75%, 6/28/30 (GBP)  6,670,000 9,004
BBVA Mexico, VR, 5.125%, 1/18/33 (USD) (3) 8,675,000 8,494
Bimbo Bakeries USA, 6.05%, 1/15/29 (USD) (1) 6,635,000 6,855
Corp. Inmobiliaria Vesta, 5.50%, 1/30/33 (USD) (1) 5,560,000 5,385
FIBRA Prologis, 5.50%, 11/26/35 (USD) (1) 3,070,000 2,969
Orbia Advance Corp., 6.80%, 5/13/30 (USD)  6,900,000 6,761
39,468
Government Bonds 2.2%
Petroleos Mexicanos, 2.75%, 4/21/27 (EUR)  7,672,000 8,752
Petroleos Mexicanos, 4.75%, 2/26/29 (EUR)  9,023,000 10,381
United Mexican States, Series M, 7.50%, 5/26/33  2,301,867,000 117,931
United Mexican States, Series M, 8.50%, 5/31/29  304,759,000 17,006
United Mexican States, Series S, Inflation-Indexed, 4.00%,
8/24/34  829,706,107 43,233
197,303
Total Mexico (Cost $229,392) 236,771
MONTENEGRO 0.4%
Government Bonds 0.4%
Government of Montenegro, 4.875%, 4/1/32 (1) 22,310,000 25,560
Government of Montenegro, 7.25%, 3/12/31 (USD) (1) 7,755,000 8,070
Total Montenegro (Cost $31,631) 33,630

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
MOROCCO 1.0%
Government Bonds 1.0%
Kingdom of Morocco, 3.875%, 4/2/29 (EUR) (1) 46,139,000 53,053
Kingdom of Morocco, 3.875%, 4/2/29 (EUR)  9,343,000 10,743
Kingdom of Morocco, 4.75%, 4/2/35 (EUR) (1) 26,140,000 29,860
Total Morocco (Cost $90,039) 93,656
NETHERLANDS 0.7%
Corporate Bonds 0.7%
Cooperatieve Rabobank, 4.625%, 5/23/29 (GBP)  100,000 129
IMCD, 3.625%, 4/30/30  6,100,000 6,960
ING Groep, VR, 0.375%, 9/29/28 (3) 2,800,000 3,100
ING Groep, VR, 1.75%, 2/16/31 (3) 6,500,000 7,004
ING Groep, VR, 4.75%, 5/23/34 (3) 6,000,000 7,244
Koninklijke KPN, 3.875%, 2/16/36  14,000,000 15,890
NN Group, 1.625%, 6/1/27  2,575,000 2,925
Trivium Packaging Finance, 6.625%, 7/15/30  4,780,000 5,570
Universal Music Group, 3.00%, 6/30/27  2,470,000 2,850
VZ Secured Financing, 5.25%, 1/15/33  3,900,000 4,161
Ziggo, 2.875%, 1/15/30  2,720,000 2,890
Total Netherlands (Cost $58,913) 58,723
NEW ZEALAND 1.2%
Corporate Bonds 0.1%
Chorus, 3.625%, 9/7/29 (EUR)  8,130,000 9,397
9,397
Government Bonds 1.1%
Government of New Zealand, Series 0536, 4.25%, 5/15/36  183,826,000 101,535
101,535
Total New Zealand (Cost $112,114) 110,932
NIGERIA 0.2%
Government Bonds 0.2%
Federal Republic of Nigeria OMO Bill, Series 188D, 21.402%,
5/26/26  12,000,000,000 8,409

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Federal Republic of Nigeria OMO Bill, Series 196D, 20.872%,
5/5/26  9,290,000,000 6,589
Federal Republic of Nigeria OMO Bill, Series 252D, 20.567%,
6/30/26  3,581,196,000 2,464
Federal Republic of Nigeria OMO Bill, Series 364D, 21.051%,
6/2/26  7,312,000,000 5,106
Total Nigeria (Cost $22,120) 22,568
NORTH MACEDONIA 0.1%
Government Bonds 0.1%
Republic of North Macedonia, 6.96%, 3/13/27 (EUR) (1) 5,430,000 6,387
Republic of North Macedonia, 6.96%, 3/13/27 (EUR)  5,900,000 6,939
Total North Macedonia (Cost $12,912) 13,326
NORWAY 0.1%
Corporate Bonds 0.1%
Avinor, 0.75%, 10/1/30 (EUR)  7,202,000 7,458
Total Norway (Cost $6,846) 7,458
PAKISTAN 0.1%
Corporate Bonds 0.1%
Veon Midco, 3.375%, 11/25/27 (USD)  7,880,000 7,475
Total Pakistan (Cost $7,529) 7,475
PERU 0.1%
Government Bonds 0.1%
Republic of Peru, 5.40%, 8/12/34  14,318,000 3,909
Republic of Peru, Series REGS, 5.40%, 8/12/34  23,797,000 6,497
Total Peru (Cost $9,375) 10,406
POLAND 0.5%
Government Bonds 0.5%
Republic of Poland, 3.625%, 6/15/36 (EUR)  19,499,000 21,898
Republic of Poland, Series 15Y, 3.875%, 10/22/39 (EUR)  5,250,000 5,830
Republic of Poland, Series 7Y, 3.125%, 7/7/32 (EUR)  11,418,000 12,958
Total Poland (Cost $41,614) 40,686

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
PORTUGAL 0.2%
Corporate Bonds 0.2%
Banco Comercial Portugues, VR, 1.75%, 4/7/28 (3) 3,500,000 3,989
EDP Servicios Financieros Espana, 4.375%, 4/4/32  14,193,000 16,954
Total Portugal (Cost $20,542) 20,943
QATAR 0.1%
Corporate Bonds 0.1%
QatarEnergy, 3.125%, 7/12/41 (USD)  4,280,000 3,113
QNB Finance, 2.75%, 2/12/27 (USD)  8,200,000 8,052
QNB Finance, 4.875%, 1/30/29 (USD)  2,175,000 2,168
Total Qatar (Cost $13,586) 13,333
ROMANIA 0.7%
Government Bonds 0.7%
Republic of Romania, 5.375%, 6/7/33 (EUR) (1) 12,400,000 13,969
Republic of Romania, 5.375%, 6/7/33 (EUR)  13,340,000 15,028
Republic of Romania, 5.875%, 7/11/32 (EUR)  26,159,000 30,672
Total Romania (Cost $61,654) 59,669
SAUDI ARABIA 0.5%
Corporate Bonds 0.1%
Ma'aden Sukuk, 5.25%, 1/29/36 (USD) (1) 4,400,000 4,278
4,278
Government Bonds 0.4%
Kingdom of Saudi Arabia, 3.375%, 3/5/32 (EUR) (1) 35,390,000 39,674
39,674
Total Saudi Arabia (Cost $41,375) 43,952
SERBIA 1.4%
Government Bonds 1.4%
Republic of Serbia, 1.00%, 9/23/28 (EUR) (1) 20,505,000 21,911
Republic of Serbia, 1.50%, 6/26/29 (EUR)  34,049,000 35,948

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Republic of Serbia, 3.125%, 5/15/27 (EUR)  59,506,000 68,093
Total Serbia (Cost $123,821) 125,952
SINGAPORE 2.8%
Government Bonds 2.8%
Republic of Singapore, 2.25%, 8/1/36  176,487,000 136,740
Republic of Singapore, 2.50%, 4/1/30  23,600,000 18,780
Republic of Singapore, 2.875%, 7/1/29  100,102,000 80,374
Republic of Singapore, 2.875%, 9/1/30  17,800,000 14,403
Total Singapore (Cost $252,522) 250,297
SLOVENIA 0.3%
Government Bonds 0.3%
Republic of Slovenia, Series RS74, 1.50%, 3/25/35 (6) 14,085,000 13,933
Republic of Slovenia, Series RS77, 2.25%, 3/3/32  7,145,000 7,902
Republic of Slovenia, Series RS86, 0.00%, 2/12/31  4,975,000 4,993
Total Slovenia (Cost $28,180) 26,828
SOUTH AFRICA 0.1%
Corporate Bonds 0.1%
Anglo American Capital, 3.375%, 3/11/29 (GBP)  7,813,000 9,855
Total South Africa (Cost $9,347) 9,855
SOUTH KOREA 0.3%
Corporate Bonds 0.1%
Shinhan Bank, 4.50%, 4/12/28 (USD) (1) 7,200,000 7,239
7,239
Government Bonds 0.2%
Republic of South Korea, 2.25%, 7/3/28 (EUR)  14,640,000 16,771
16,771
Total South Korea (Cost $24,307) 24,010
SPAIN 3.2%
Corporate Bonds 1.1%
Banco Bilbao Vizcaya Argentaria, 3.375%, 9/20/27  7,900,000 9,167

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Banco Bilbao Vizcaya Argentaria, VR, 4.375%, 8/29/36 (3) 8,900,000 10,333
Banco Bilbao Vizcaya Argentaria, VR, 5.75%, 9/15/33 (3) 2,700,000 3,232
Banco de Sabadell, VR, 0.875%, 6/16/28 (3) 6,600,000 7,424
Banco de Sabadell, VR, 5.00% (3)(8) 4,600,000 5,313
Banco de Sabadell, VR, 5.00%, 6/7/29 (3) 2,300,000 2,749
Banco de Sabadell, VR, 5.125%, 11/10/28 (3) 5,100,000 6,057
CaixaBank, 3.75%, 9/7/29  9,300,000 10,877
CaixaBank, VR, 6.25%, 2/23/33 (3) 2,600,000 3,118
Cellnex Telecom, 1.75%, 10/23/30  19,600,000 20,733
Cirsa Finance International, 4.875%, 10/15/31 (1) 2,500,000 2,851
Cirsa Finance International, 4.875%, 10/15/31  5,000,000 5,702
Telefonica Emisiones, 3.724%, 1/23/34  12,000,000 13,433
100,989
Government Bonds 2.1%
Kingdom of Spain, 1.90%, 10/31/52 (1) 113,210,000 84,847
Kingdom of Spain, 3.10%, 7/30/31  46,010,000 53,403
Kingdom of Spain, 3.15%, 4/30/35 (1) 42,371,000 47,967
186,217
Total Spain (Cost $284,086) 287,206
SRI LANKA 0.2%
Government Bonds 0.2%
Republic of Sri Lanka, Series A, 9.00%, 7/1/28  1,300,000,000 4,069
Republic of Sri Lanka, Series A, 9.75%, 7/1/30  560,000,000 1,758
Republic of Sri Lanka, Series A, 11.00%, 5/15/30  490,000,000 1,625
Republic of Sri Lanka, Series A, 11.40%, 1/15/27  1,227,000,000 3,995
Republic of Sri Lanka, Series A, 11.50%, 8/1/26  1,063,000,000 3,408
Republic of Sri Lanka, Series A, 20.00%, 9/15/27  1,544,000,000 5,620
Total Sri Lanka (Cost $19,862) 20,475
SUPRANATIONAL 0.3%
Corporate Bonds 0.1%
International Bank for Reconstruction & Development, 6.50%,
4/17/30 (INR)  1,010,600,000 10,179
10,179
Government Bonds 0.2%
Asian Infrastructure Investment Bank, 7.00%, 3/1/29 (INR)  514,700,000 5,297

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Inter-American Development Bank, 7.35%, 10/6/30 (INR)  805,000,000 8,323
13,620
Total Supranational (Cost $27,583) 23,799
SWEDEN 2.8%
Corporate Bonds 2.1%
Autoliv, 4.25%, 3/15/28 (EUR)  2,365,000 2,756
Nordea Hypotek, Series 5540, 3.00%, 11/26/30  494,000,000 51,711
Skandinaviska Enskilda Banken, 0.375%, 6/21/28 (EUR)  2,865,000 3,105
Skandinaviska Enskilda Banken, Series 604, 3.00%, 12/17/30  218,000,000 22,811
Stadshypotek, Series 1596, 2.50%, 2/1/30  510,000,000 52,714
Swedbank Hypotek, Series 201, 3.00%, 10/29/30  514,400,000 53,878
186,975
Government Bonds 0.7%
Kingdom of Sweden, Series 1067, 2.50%, 10/15/36  230,470,000 23,518
Kingdom of Sweden, Series 3111, Inflation-Indexed, 0.125%,
6/1/32  382,262,782 38,000
61,518
Total Sweden (Cost $249,525) 248,493
SWITZERLAND 0.3%
Corporate Bonds 0.3%
ABB Finance, 3.25%, 1/16/27 (EUR)  2,400,000 2,782
ABB Finance, 3.375%, 1/16/31 (EUR)  4,445,000 5,120
UBS Group, VR, 2.875%, 4/2/32 (EUR) (3) 7,050,000 7,824
UBS Group, VR, 7.75%, 3/1/29 (EUR) (3) 6,929,000 8,635
Total Switzerland (Cost $21,405) 24,361
TANZANIA 0.1%
Corporate Bonds 0.1%
HTA Group, 7.50%, 6/4/29 (USD) (1) 9,465,000 9,628
Total Tanzania (Cost $9,436) 9,628
THAILAND 0.2%
Corporate Bonds 0.2%
Advanced Info Service, 4.26%, 3/4/31 (USD)  4,650,000 4,559

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Bangkok Bank, VR, 3.733%, 9/25/34 (USD) (3) 7,545,000 7,135
GC Treasury Center, VR, 6.50% (USD) (1)(3)(8) 3,240,000 3,149
Thaioil Treasury Center, VR, 6.10% (USD) (1)(3)(8) 1,610,000 1,556
Total Thailand (Cost $16,590) 16,399
TÜRKIYE 0.4%
Corporate Bonds 0.2%
Turkiye Is Bankasi, Series 182, Zero Coupon, 8/24/26  993,075,000 18,772
18,772
Government Bonds 0.2%
Republic of Türkiye, 5.15%, 3/10/34 (EUR)  14,630,000 16,311
16,311
Total Türkiye (Cost $37,222) 35,083
UNITED ARAB EMIRATES 0.3%
Corporate Bonds 0.3%
Aldar Properties, VR, 6.623%, 4/15/55 (USD) (3) 10,130,000 9,706
DP World, 5.25%, 12/24/29 (USD)  17,900,000 17,727
Total United Arab Emirates (Cost $28,563) 27,433
UNITED KINGDOM 6.7%
Corporate Bonds 1.8%
Astrazeneca Finance, 3.121%, 8/5/30 (EUR)  6,000,000 6,865
Barclays, VR, 0.577%, 8/9/29 (EUR) (3) 5,175,000 5,588
Barclays, VR, 0.877%, 1/28/28 (EUR) (3) 2,695,000 3,061
Barclays, VR, 6.369%, 1/31/31 (3) 4,650,000 6,324
Belron U.K. Finance, 4.625%, 10/15/29 (EUR)  6,196,000 7,176
Biffa Group Holdings, 5.25%, 6/15/31 (EUR)  1,372,000 1,531
Deuce Finco, 7.00%, 11/20/31  1,189,000 1,546
DS Smith, 4.50%, 7/27/30 (EUR)  3,640,000 4,298
Heathrow Funding, 1.875%, 7/12/32 (EUR)  6,885,000 7,029
Heathrow Funding, 2.75%, 10/13/29  8,360,000 10,134
HSBC Holdings, VR, 3.755%, 5/20/29 (EUR) (3) 10,715,000 12,455
Jerrold Finco, 7.50%, 6/15/31 (1) 1,195,000 1,559
Jerrold Finco, 7.875%, 4/15/30 (1) 345,000 454
Miller Homes Group Finco, 7.00%, 5/15/29  3,830,000 4,963
National Grid Electricity Distribution East Midlands, 3.53%,
9/20/28 (EUR)  2,455,000 2,847

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
NatWest Group, VR, 0.67%, 9/14/29 (EUR) (3) 5,250,000 5,668
NatWest Group, VR, 0.78%, 2/26/30 (EUR) (3) 2,014,000 2,148
NatWest Group, VR, 1.043%, 9/14/32 (EUR) (3) 5,075,000 5,663
Next Group, 3.625%, 5/18/28  7,491,000 9,612
Next Group, 4.375%, 10/2/26  982,000 1,298
Santander U.K. Group Holdings, VR, 0.603%, 9/13/29
(EUR) (3) 6,475,000 6,962
Santander U.K. Group Holdings, VR, 2.421%, 1/17/29 (3) 9,920,000 12,490
Santander U.K. Group Holdings, VR, 3.53%, 8/25/28
(EUR) (3) 5,300,000 6,126
Severn Trent Utilities Finance, 4.625%, 11/30/34  5,970,000 7,261
Smiths Group, 2.00%, 2/23/27 (EUR)  2,535,000 2,904
Tesco Corporate Treasury Services, 0.875%, 5/29/26 (EUR)  5,250,000 6,052
Tesco Corporate Treasury Services, 2.75%, 4/27/30  4,850,000 5,830
Vmed O2 U.K. Financing I, 4.50%, 7/15/31 (1) 5,145,000 5,728
Vmed O2 U.K. Financing I, 4.50%, 7/15/31  5,630,000 6,268
159,840
Government Bonds 4.9%
United Kingdom Gilt, 1.25%, 10/22/41  82,238,000 62,661
United Kingdom Gilt, 3.25%, 1/22/44  42,577,000 42,347
United Kingdom Gilt, 3.75%, 3/7/27  81,695,000 107,521
United Kingdom Gilt, 4.125%, 3/7/33  117,700,000 150,849
United Kingdom Gilt, 4.375%, 3/7/30  49,920,000 65,960
United Kingdom Gilt, 4.375%, 7/31/54  14,752,000 16,257
445,595
Total United Kingdom (Cost $615,660) 605,435
UNITED STATES 4.9%
Corporate Bonds 4.7%
AbbVie, 2.125%, 11/17/28 (EUR)  2,605,000 2,929
AbbVie, 2.625%, 11/15/28 (EUR)  5,967,000 6,797
Allied Universal Holdco, 3.625%, 6/1/28 (EUR)  4,610,000 5,194
Alphabet, 3.125%, 11/6/34 (EUR)  13,665,000 15,150
Alphabet, 4.00%, 11/6/44 (EUR)  16,080,000 17,620
Amazon.com, 3.70%, 3/16/35 (EUR)  10,840,000 12,388
Amazon.com, 4.05%, 3/16/39 (EUR)  14,831,000 16,844
American Honda Finance, 0.75%, 11/25/26 (GBP)  4,097,000 5,283
Aramark International Finance, 4.375%, 4/15/33 (EUR)  2,755,000 3,034
AT&T, 3.95%, 4/30/31 (EUR)  13,150,000 15,399
Athene Global Funding, 0.832%, 1/8/27 (EUR)  6,150,000 6,958
Baker Hughes Holdings, 3.226%, 3/11/30 (EUR)  2,890,000 3,307

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Baker Hughes Holdings, 3.812%, 3/11/34 (EUR)  3,335,000 3,811
Bank of America, VR, 1.662%, 4/25/28 (EUR) (3) 2,610,000 2,970
Becton Dickinson & Company, 3.519%, 2/8/31 (EUR)  3,520,000 4,038
Becton Dickinson Euro Finance, 1.213%, 2/12/36 (EUR)  1,874,000 1,650
Belden, 4.25%, 2/1/33 (EUR) (1) 5,505,000 6,137
Berkshire Hathaway Finance, 1.50%, 3/18/30 (EUR) (6) 5,119,000 5,568
California Buyer, 5.625%, 2/15/32 (EUR)  4,250,000 4,752
Capital One Financial, 1.65%, 6/12/29 (EUR)  11,300,000 12,232
Carrier Global, 4.125%, 5/29/28 (EUR)  2,420,000 2,833
Citigroup, VR, 4.296%, 7/23/36 (EUR) (3) 13,216,000 14,981
Comcast, 0.00%, 9/14/26 (EUR)  3,000,000 3,428
Comcast, 0.75%, 2/20/32 (EUR)  7,200,000 6,989
CRH SMW Finance, 4.00%, 7/11/31 (EUR)  6,000,000 7,030
Dana Financing Luxembourg, 8.50%, 7/15/31 (EUR)  2,623,000 3,169
Equinix Europe 2 Financing, 3.65%, 9/3/33 (EUR)  9,575,000 10,669
Equitable Financial Life Global Funding, 0.60%, 6/16/28
(EUR)  2,805,000 3,016
FedEx, 1.625%, 1/11/27 (EUR)  2,620,000 3,004
Fiserv, 1.625%, 7/1/30 (EUR)  175,000 183
Fiserv, 3.00%, 7/1/31 (GBP)  9,825,000 11,303
Fiserv, 4.50%, 5/24/31 (EUR)  10,825,000 12,669
Ford Motor Credit, 4.445%, 2/14/30 (EUR)  11,700,000 13,539
Ford Motor Credit, 4.867%, 8/3/27 (EUR)  2,390,000 2,795
Goldman Sachs Group, 1.625%, 7/27/26 (EUR)  4,137,000 4,766
Goldman Sachs Group, VR, 3.625%, 10/29/29 (GBP) (3) 3,180,000 4,056
Graphic Packaging International, 2.625%, 2/1/29 (EUR)  4,690,000 5,115
Highland Holdings, 0.318%, 12/15/26 (EUR)  3,635,000 4,127
JPMorgan Chase, VR, 1.638%, 5/18/28 (EUR) (3) 2,620,000 2,975
JPMorgan Chase, VR, 4.457%, 11/13/31 (EUR) (3) 5,700,000 6,798
Medtronic Global Holdings, 0.375%, 10/15/28 (EUR)  2,969,000 3,179
Metropolitan Life Global Funding I, 5.00%, 1/10/30 (GBP)  570,000 754
MKS, 4.25%, 2/15/34 (EUR) (1) 2,465,000 2,720
Mondelez International, 0.25%, 3/17/28 (EUR)  10,218,000 11,145
Mondelez International, 1.625%, 3/8/27 (EUR)  2,575,000 2,943
Mondelez International Holdings Netherlands, 0.25%, 9/9/29
(EUR) (1) 6,160,000 6,394
Morgan Stanley, VR, 0.406%, 10/29/27 (EUR) (3) 4,931,000 5,621
Morgan Stanley, VR, 0.495%, 10/26/29 (EUR) (3) 11,660,000 12,493
Morgan Stanley, VR, 5.148%, 1/25/34 (EUR) (3) 2,000,000 2,459
Netflix, 3.625%, 5/15/27 (EUR)  2,455,000 2,857
Netflix, 3.875%, 11/15/29 (EUR)  5,585,000 6,552
NextEra Energy Capital Holdings, VR, 3.996%, 5/15/56
(EUR) (3) 7,700,000 8,582

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
NextEra Energy Capital Holdings, VR, 4.496%, 5/15/56
(EUR) (3) 8,820,000 9,811
OAK-Eagle Acquireco, 6.25%, 7/1/33 (EUR) (1) 3,810,000 4,493
Perrigo Finance Unlimited, 5.375%, 9/30/32 (EUR)  2,001,000 2,160
Prologis, 2.25%, 6/30/29 (GBP)  5,048,000 6,147
Shift4 Payments, 5.50%, 5/15/33 (EUR)  4,195,000 4,577
Teva Pharmaceutical Finance Netherlands II, 4.375%, 5/9/30
(EUR)  6,196,000 7,165
Thermo Fisher Scientific, 0.875%, 10/1/31 (EUR)  5,170,000 5,208
Thermo Fisher Scientific, 2.375%, 4/15/32 (EUR)  842,000 913
Thermo Fisher Scientific Finance I, 0.80%, 10/18/30 (EUR)  1,890,000 1,947
U.S. Bancorp, VR, 4.009%, 5/21/32 (EUR) (3) 9,145,000 10,622
Upjohn Finance, 1.362%, 6/23/27 (EUR)  2,670,000 3,020
Utah Acquisition Sub, 3.125%, 11/22/28 (EUR)  5,630,000 6,432
Verizon Communications, 1.30%, 5/18/33 (EUR)  5,270,000 5,122
Verizon Communications, 2.625%, 12/1/31 (EUR)  4,715,000 5,156
Wells Fargo, 1.00%, 2/2/27 (EUR)  2,660,000 3,027
Westlake, 1.625%, 7/17/29 (EUR)  9,435,000 10,125
427,130
Municipal Securities 0.2%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (9) 21,185,127 14,194
14,194
Total United States (Cost $441,238) 441,324
UZBEKISTAN 0.1%
Corporate Bonds 0.1%
JSCB Agrobank, 9.25%, 10/2/29 (USD)  4,700,000 5,034
Uzbek Industrial & Construction Bank, 8.95%, 7/24/29
(USD) (6) 2,218,000 2,352
Total Uzbekistan (Cost $7,420) 7,386
SHORT-TERM INVESTMENTS 12.5%
Commercial Paper 0.4%
Non 4(2)  0.4%
NTT Finance Americas, 4.08%, 4/30/26  39,245,000 39,117
39,117

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Money Market Funds 9.6%
T. Rowe Price Government Reserve Fund, 3.71% (10)(11) 865,956,146 865,956
865,956
U.S. Treasury Obligations 2.5%
U.S. Treasury Bills, 3.581%, 4/2/26  62,000,000 61,994
U.S. Treasury Bills, 3.61%, 5/12/26 (12) 168,000,000 167,305
229,299
Total Short-Term Investments (Cost $1,134,382) 1,134,372
SECURITIES LENDING COLLATERAL 0.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.1%
Money Market Funds 0.1%
T. Rowe Price Treasury Reserve Fund, 3.68% (10)(11) 7,614,968 7,615
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 7,615
Total Securities Lending Collateral (Cost $7,615) 7,615
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.2%
OTC Options Purchased 0.2%
Counterparty Description Contracts
Notional
Amount $ Value
Citibank
10 Year Interest
Rate Swap, 2/9/38
Pay Fixed 3.15%
Annually, Receive
Variable 2.48%
(6M EURIBOR)
Semi Annually,
2/7/28 @ 3.15%*
(EUR) (4) 1 159,250 6,794

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Citibank
10 Year Interest
Rate Swap, 2/9/38
Pay Fixed 3.15%
Annually, Receive
Variable 2.48%
(6M EURIBOR)
Semi Annually,
2/7/28 @ 3.15%*
(EUR) (4) 1 16,000 683
Citibank
10 Year Interest
Rate Swap,
2/9/38 Receive
Fixed 3.15%
Annually, Pay
Variable 2.48%
(6M EURIBOR)
Semi Annually,
2/7/28 @ 3.15%*
(EUR) (4) 1 159,250 6,136
Citibank
10 Year Interest
Rate Swap,
2/9/38 Receive
Fixed 3.15%
Annually, Pay
Variable 2.48%
(6M EURIBOR)
Semi Annually,
2/7/28 @ 3.15%*
(EUR) (4) 1 16,000 617
Total Options Purchased (Cost $11,350) 14,230
Total Investments in Securities  100.8%
(Cost $9,219,926) $ 9,102,624
Other Assets Less Liabilities (0.8)% (69,826)
Net Assets 100.0% $ 9,032,798
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
* Exercise Spread

T. ROWE PRICE International Bond Fund (USD Hedged)

.
.
.
.
.
.
.
.
.
.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,243,842 and represents 13.8% of net assets.
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $3,253 and represents 0.0% of net assets.
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(4) Non-income producing
(5) Issuer has failed to make a scheduled interest and/or principal payment or is in default.
(6) All or a portion of this security is on loan at March 31, 2026.
(7) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(8) Perpetual security with no stated maturity date.
(9) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(10) Seven-day yield
(11) Affiliated Companies
(12) At March 31, 2026, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
6M CZK
PRIBOR Six month CZK PRIBOR (Prague interbank offered rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)
6M TSFR Six month term SOFR (Secured overnight financing rate)
12M EURIBOR Twelve month EURIBOR (Euro interbank offered rate)
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Offshore China Renminbi
COP Colombian Peso
CPI Consumer Price Index
CZK Czech Koruna

T. ROWE PRICE International Bond Fund (USD Hedged)

EGP Egyptian Pound
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HUF Hungarian Forint
ICP Chilean Average Chamber Index
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
MYR Malaysian Ringgit
NGN Nigerian Naira
NZD New Zealand Dollar
OTC Over-the-counter
PEN Peruvian New Sol
PIK Payment-in-kind
PLN Polish Zloty
RON New Romanian Leu
SEK Swedish Krona
SGD Singapore Dollar
SONIA Sterling Overnight Index Average
THB Thai Baht
TONA Tokyo overnight average rate
TRY Turkish Lira
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
USD / JPY, Call, 5/28/26
@ JPY163.16 1 133,000 (590)
UBS Investment Bank
USD / BRL, Call, 4/29/26
@ BRL5.40 1 89,000 (542)
Total Options Written (Premiums $(1,615)) $ (1,132)

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
SWAPS 0.1%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Greece 0.0%
Bank of America, Protection
Sold (Relevant Credit: Hellenic Republic,
BBB-*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/29 (USD) * 12,470 317 (233) 550
Total Greece (233) 550
Vietnam 0.0%
Goldman Sachs, Protection
Sold (Relevant Credit: Socialist Republic
of Vietnam, BB+*), Receive 1.00%
Quarterly, Pay upon credit default,
6/20/26 (USD) * 21,270 38 16 22
Total Vietnam 16 22
Total Bilateral Credit Default Swaps, Protection
Sold (217) 572
Total Bilateral Swaps (217) 572
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Sold 0.1%
Foreign/Europe 0.1%
Protection Sold (Relevant Credit: Markit
iTraxx Crossover-S45, 5 Year Index),
Receive 5.00% Quarterly, Pay upon
credit default, 6/20/31 111,410 8,289 8,816 (527)
Protection Sold (Relevant Credit:
Markit iTraxx Europe Subordinated
Financials-S45, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/31 111,370 (1,999) (1,733) (266)
Protection Sold (Relevant Credit: Markit
iTraxx Europe-S45, 5 Year Index),
Receive 1.00% Quarterly, Pay upon
credit default, 6/20/31 333,380 5,416 5,769 (353)
Total Foreign/Europe (1,146)

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Greece 0.0%
Protection Sold (Relevant Credit:
Hellenic Republic, BBB-*), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/26 (USD) * 3,700 9 39 (30)
Total Greece (30)
Vietnam 0.0%
Protection Sold (Relevant Credit:
Socialist Republic of Vietnam, BB+*),
Receive 1.00% Quarterly, Pay upon
credit default, 6/20/28 (USD) * 37,447 415 186 229
Total Vietnam 229
Total Centrally Cleared Credit Default Swaps,
Protection Sold (947)
Interest Rate Swaps (0.0)%
Chile 0.0%
2 Year Interest Rate Swap, Pay Fixed
4.651% Semi-Annually, Receive Variable
3.942% (ICP) Semi-Annually, 3/16/28 19,750,000 107 — 107
2 Year Interest Rate Swap, Pay Fixed
4.871% Semi-Annually, Receive Variable
4.183% (ICP) Semi-Annually, 3/18/28 19,750,000 18 — 18
5 Year Interest Rate Swap, Pay Fixed
4.945% Semi-Annually, Receive Variable
3.942% (ICP) Semi-Annually, 3/16/31 18,750,000 112 — 112
5 Year Interest Rate Swap, Pay Fixed
5.170% Semi-Annually, Receive Variable
4.183% (ICP) Semi-Annually, 3/18/31 18,750,000 (92) — (92)
10 Year Interest Rate Swap, Pay Fixed
5.118% Semi-Annually, Receive Variable
4.618% (ICP) Semi-Annually, 4/11/35 32,470,487 215 — 215
10 Year Interest Rate Swap, Pay Fixed
5.216% Semi-Annually, Receive Variable
4.604% (ICP) Semi-Annually, 4/24/35 15,158,000 (21) — (21)
Total Chile 339
China (0.0)%
5 Year Interest Rate Swap, Receive
Fixed 1.388% Quarterly, Pay Variable
1.530% (7 Day Interbank Repo)
Quarterly, 4/11/30 204,300 (224) — (224)

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
5 Year Interest Rate Swap, Receive
Fixed 1.438% Quarterly, Pay Variable
1.510% (7 Day Interbank Repo)
Quarterly, 1/14/30 917,700 (643) — (643)
5 Year Interest Rate Swap, Receive
Fixed 1.537% Quarterly, Pay Variable
1.510% (7 Day Interbank Repo)
Quarterly, 3/6/31 134,181 (58) — (58)
5 Year Interest Rate Swap, Receive
Fixed 1.575% Quarterly, Pay Variable
1.530% (7 Day Interbank Repo)
Quarterly, 10/23/30 299,324 (25) — (25)
5 Year Interest Rate Swap, Receive
Fixed 1.581% Quarterly, Pay Variable
1.510% (7 Day Interbank Repo)
Quarterly, 10/24/30 206,676 (8) — (8)
5 Year Interest Rate Swap, Receive
Fixed 1.602% Quarterly, Pay Variable
1.490% (7 Day Interbank Repo)
Quarterly, 4/1/31 78,000 — — —
5 Year Interest Rate Swap, Receive
Fixed 1.653% Quarterly, Pay Variable
1.530% (7 Day Interbank Repo)
Quarterly, 9/20/29 104,810 52 — 52
5 Year Interest Rate Swap, Receive
Fixed 1.696% Quarterly, Pay Variable
1.490% (7 Day Interbank Repo)
Quarterly, 3/12/30 177,350 125 — 125
Total China (781)
Czech Republic 0.0%
10 Year Interest Rate Swap, Pay Fixed
3.995% Annually, Receive Variable
3.460% (6M CZK PRIBOR) Semi-
Annually, 3/4/36 1,296,599 2,608 — 2,608
Total Czech Republic 2,608
Foreign/Europe (0.1)%
15 Year Interest Rate Swap, Pay Fixed
2.199% Annually, Receive Variable
2.172% (6M EURIBOR) Semi-Annually,
12/13/39 27,750 3,531 — 3,531
15 Year Interest Rate Swap, Pay Fixed
2.213% Annually, Receive Variable
2.172% (6M EURIBOR) Semi-Annually,
12/13/39 13,900 1,742 — 1,742

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
15 Year Interest Rate Swap, Pay Fixed
2.244% Annually, Receive Variable
2.170% (6M EURIBOR) Semi-Annually,
12/16/39 13,945 1,690 — 1,690
5 Year Interest Rate Swap, Receive
Fixed 2.294% Annually, Pay Variable
2.147% (6M EURIBOR) Semi-Annually,
2/18/30 230,735 (5,238) — (5,238)
10 Year Interest Rate Swap, Pay Fixed
2.879% Annually, Receive Variable
2.172% (6M EURIBOR) Semi-Annually,
2/9/36 43,131 697 — 697
20 Year Interest Rate Swap, Receive
Fixed 2.472% Annually, Pay Variable
2.309% (6M EURIBOR) Semi-Annually,
9/20/44 30,650 (3,311) — (3,311)
20 Year Interest Rate Swap, Receive
Fixed 2.510% Annually, Pay Variable
2.159% (6M EURIBOR) Semi-Annually,
8/19/44 57,200 (5,735) — (5,735)
Total Foreign/Europe (6,624)
Japan 0.0%
5 Year Interest Rate Swap, Pay Fixed
0.418% Annually, Receive Variable
0.586% (JPY TONA) Annually, 8/10/28 5,440,420 838 — 838
5 Year Interest Rate Swap, Receive
Fixed 1.612% Annually, Pay Variable
0.728% (JPY TONA) Annually, 1/23/31 5,290,000 (128) — (128)
Total Japan 710
Mexico (0.0)%
10 Year Interest Rate Swap, Pay Fixed
9.045% 28 Days, Receive Variable
6.980% (MXIBTIIE) 28 Days, 1/24/35 563,500 (1,288) — (1,288)
Total Mexico (1,288)
Poland 0.0%
5 Year Interest Rate Swap, Pay Fixed
4.091% Annually, Receive Variable
3.690% (6M PLN WIBOR) Semi-
Annually, 3/9/31 110,728 586 — 586
5 Year Interest Rate Swap, Pay Fixed
4.158% Annually, Receive Variable
3.850% (6M PLN WIBOR) Semi-
Annually, 7/18/30 158,581 (309) — (309)

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
5 Year Interest Rate Swap, Pay Fixed
4.165% Annually, Receive Variable
3.850% (6M PLN WIBOR) Semi-
Annually, 7/18/30 158,580 (323) — (323)
5 Year Interest Rate Swap, Pay Fixed
4.230% Annually, Receive Variable
3.940% (6M PLN WIBOR) Semi-
Annually, 6/10/30 159,927 (470) — (470)
5 Year Interest Rate Swap, Pay Fixed
4.255% Annually, Receive Variable
3.850% (6M PLN WIBOR) Semi-
Annually, 6/11/30 40,489 (125) — (125)
5 Year Interest Rate Swap, Pay Fixed
4.320% Annually, Receive Variable
3.850% (6M PLN WIBOR) Semi-
Annually, 6/12/30 121,469 (470) — (470)
7 Year Interest Rate Swap, Pay Fixed
3.979% Annually, Receive Variable
3.700% (6M PLN WIBOR) Semi-
Annually, 3/4/33 92,500 991 — 991
7 Year Interest Rate Swap, Pay Fixed
4.110% Annually, Receive Variable
3.930% (6M PLN WIBOR) Semi-
Annually, 12/17/32 141,801 1,198 — 1,198
7 Year Interest Rate Swap, Pay Fixed
4.333% Annually, Receive Variable
3.890% (6M PLN WIBOR) Semi-
Annually, 9/29/32 240,274 (227) — (227)
Total Poland 851
United Kingdom 0.1%
2 Year Interest Rate Swap, Receive
Fixed 4.269% Annually, Pay Variable
3.730% (GBP SONIA) Annually, 3/23/28 511,100 194 — 194
Total United Kingdom 194
Total Centrally Cleared Interest Rate Swaps (3,991)
Zero-Coupon Inflation Swaps 0.0%
Foreign/Europe 0.0%
5 Year Zero-Coupon Inflation Swap
Pay Fixed 1.860% at Maturity, Receive
Variable (Change in CPI) at Maturity,
9/17/29 50,750 1,227 — 1,227

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 1.958% at Maturity, Receive
Variable (Change in CPI) at Maturity,
10/16/34 31,425 728 — 728
Total Foreign/Europe 1,955
Total Centrally Cleared Zero-Coupon Inflation
Swaps 1,955
Total Centrally Cleared Swaps (2,983)
Net payments (receipts) of variation margin to date 4,747
Variation margin receivable (payable) on centrally cleared swaps $ 1,764
* Credit ratings as of March 31, 2026. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $67.

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 4/16/26 USD 11,170 TRY 508,063 $ (16)
Bank of America 4/17/26 HUF 6,299,338 USD 19,089 (171)
Bank of America 4/17/26 RON 179,116 USD 40,819 (249)
Bank of America 4/17/26 USD 23,451 CZK 486,953 513
Bank of America 4/17/26 USD 41,469 MXN 752,119 (435)
Bank of America 4/24/26 CAD 65,382 USD 47,699 (649)
Bank of America 4/24/26 USD 57,815 JPY 9,207,604 (340)
Bank of America 5/22/26 GBP 64,067 USD 85,553 (764)
Bank of America 5/29/26 USD 310,794 SEK 2,780,360 16,211
Bank of America 6/2/26 USD 3,825 BRL 20,047 8
Bank of America 6/5/26 COP 11,705,467 USD 3,046 91
Bank of America 6/5/26 USD 80,857 MYR 320,728 1,488
Bank of America 6/5/26 USD 19,469 THB 638,577 5
Bank of America 6/12/26 USD 146,866 SGD 186,950 714
Barclays Bank 4/16/26 TRY 1,098,450 USD 23,788 397
Barclays Bank 4/24/26 EUR 13,015 USD 15,063 (1)
Barclays Bank 4/24/26 USD 5,834 AUD 8,510 (36)
Barclays Bank 4/24/26 USD 266,068 JPY 41,840,783 1,800
Barclays Bank 6/5/26 COP 15,376,180 USD 3,988 133
BNP Paribas 4/10/26 USD 31,242 IDR 526,649,938 244
BNP Paribas 4/10/26 USD 40,256 KRW 60,743,458 349
BNP Paribas 4/17/26 HUF 6,203,681 USD 18,871 (240)
BNP Paribas 4/17/26 USD 38,220 HUF 12,406,259 962
BNP Paribas 4/24/26 JPY 1,266,357 USD 7,975 23
BNP Paribas 4/24/26 USD 5,353 CAD 7,285 110
BNP Paribas 4/24/26 USD 3,832 CHF 2,931 156
BNP Paribas 4/24/26 USD 7,302 CHF 5,848 (32)
BNP Paribas 4/24/26 USD 533,116 EUR 456,072 5,323
BNP Paribas 4/24/26 USD 5,328 JPY 828,347 96
BNP Paribas 4/24/26 USD 82,058 NZD 142,130 315
BNP Paribas 5/22/26 USD 19,828 EUR 16,731 442
BNP Paribas 5/22/26 USD 530,133 GBP 390,576 13,223
BNP Paribas 5/29/26 USD 3,058 SEK 27,474 147
BNP Paribas 6/5/26 MYR 41,303 USD 10,548 (327)
BNP Paribas 6/5/26 USD 40,304 MYR 161,198 413
BNP Paribas 6/12/26 SGD 7,698 USD 5,994 24
BNP Paribas 6/12/26 USD 47,375 SGD 60,399 157
BNP Paribas 7/10/26 USD 40,598 IDR 690,712,447 43
BNY Mellon 5/22/26 USD 12,982 EUR 11,109 110

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNY Mellon 5/22/26 USD 7,677 GBP 5,731 $ 93
Canadian Imperial Bank
of Commerce 4/24/26 JPY 700,489 USD 4,404 21
Canadian Imperial Bank
of Commerce 5/22/26 USD 5,310 GBP 3,981 41
Citibank 4/10/26 IDR 981,110,809 USD 57,894 (146)
Citibank 4/10/26 NGN 11,416,174 USD 7,309 890
Citibank 4/10/26 USD 54,144 IDR 912,149,929 456
Citibank 4/16/26 USD 16,317 TRY 746,378 (116)
Citibank 4/17/26 CZK 1,958,073 USD 93,980 (1,744)
Citibank 4/17/26 MXN 730,091 USD 41,476 (799)
Citibank 4/17/26 RON 21,782 USD 4,919 15
Citibank 4/24/26 JPY 6,771,154 USD 42,633 134
Citibank 4/24/26 JPY 2,721,200 USD 17,909 (722)
Citibank 4/24/26 NZD 9,719 USD 5,785 (195)
Citibank 4/24/26 USD 44,291 AUD 62,866 930
Citibank 4/24/26 USD 199,859 CHF 158,440 1,149
Citibank 4/24/26 USD 20,916 JPY 3,169,973 894
Citibank 5/12/26 EGP 1,573,616 USD 32,452 (4,749)
Citibank 5/22/26 USD 24,467 EUR 21,076 47
Citibank 5/22/26 USD 4,477 GBP 3,352 41
Citibank 6/2/26 BRL 31,912 USD 5,974 103
Citibank 7/10/26 USD 57,700 IDR 981,110,809 93
Deutsche Bank 4/10/26 KRW 108,383,480 USD 75,594 (4,389)
Deutsche Bank 4/17/26 CZK 499,877 USD 24,374 (827)
Deutsche Bank 4/24/26 EUR 8,464 USD 9,767 29
Deutsche Bank 4/24/26 JPY 2,745,903 USD 17,647 (304)
Deutsche Bank 4/24/26 USD 6,722 NZD 11,737 (28)
Deutsche Bank 5/22/26 EUR 1,138 USD 1,329 (10)
Deutsche Bank 5/22/26 USD 79,858 EUR 68,061 997
Deutsche Bank 5/22/26 USD 36,985 EUR 31,964 (51)
Deutsche Bank 5/22/26 USD 88,789 GBP 66,356 969
Deutsche Bank 6/2/26 BRL 26,160 USD 4,956 26
Deutsche Bank 6/12/26 USD 6,194 CNH 42,566 (17)
Deutsche Bank 6/12/26 USD 7,281 SGD 9,249 50
Goldman Sachs 4/10/26 IDR 547,146,783 USD 32,276 (72)
Goldman Sachs 4/10/26 INR 704,123 USD 7,609 (169)
Goldman Sachs 4/10/26 NGN 16,628,173 USD 12,036 (95)
Goldman Sachs 4/10/26 USD 44,283 KRW 66,348,592 693
Goldman Sachs 4/17/26 MXN 1,240,935 USD 69,528 (390)

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Goldman Sachs 4/24/26 USD 15,454 CHF 12,198 $ 156
Goldman Sachs 5/8/26 CLP 3,058,461 USD 3,316 (12)
Goldman Sachs 5/15/26 USD 8,594 PLN 31,681 61
Goldman Sachs 6/5/26 THB 1,753,820 USD 56,773 (3,315)
Goldman Sachs 6/5/26 USD 40,679 THB 1,276,898 1,758
Goldman Sachs 6/12/26 USD 31,590 SGD 40,266 112
Goldman Sachs 7/10/26 USD 32,166 IDR 547,146,783 40
Goldman Sachs 7/10/26 USD 1,951 IDR 33,295,092 (4)
HSBC Bank 4/10/26 KRW 10,063,381 USD 6,852 (241)
HSBC Bank 4/17/26 HUF 1,419,097 USD 4,293 (32)
HSBC Bank 4/17/26 USD 5,230 CZK 110,368 31
HSBC Bank 4/17/26 USD 11,564 MXN 205,667 105
HSBC Bank 4/24/26 JPY 2,473,142 USD 15,772 (152)
HSBC Bank 4/24/26 USD 1,066,318 EUR 912,143 10,733
HSBC Bank 4/24/26 USD 256,103 JPY 40,199,968 2,198
HSBC Bank 4/24/26 USD 4,964 NZD 8,412 126
HSBC Bank 5/8/26 CLP 5,490,451 USD 5,928 3
HSBC Bank 5/8/26 CLP 20,574,741 USD 22,825 (599)
HSBC Bank 5/22/26 EUR 21,993 USD 25,390 93
HSBC Bank 5/22/26 EUR 1,948 USD 2,309 (52)
HSBC Bank 5/22/26 USD 79,927 EUR 69,129 (171)
HSBC Bank 5/22/26 USD 143,778 GBP 107,663 1,291
HSBC Bank 6/5/26 THB 161,655 USD 5,152 (225)
HSBC Bank 6/5/26 USD 10,020 MYR 39,615 216
JPMorgan Chase 4/10/26 INR 3,428,126 USD 37,430 (1,208)
JPMorgan Chase 4/10/26 USD 42,558 INR 3,880,380 1,558
JPMorgan Chase 4/17/26 USD 4,726 CZK 96,063 201
JPMorgan Chase 4/17/26 USD 86,872 MXN 1,547,836 635
JPMorgan Chase 4/24/26 CAD 2,999 USD 2,194 (35)
JPMorgan Chase 4/24/26 EUR 803 USD 929 —
JPMorgan Chase 4/24/26 JPY 5,736,528 USD 36,176 56
JPMorgan Chase 4/24/26 JPY 2,281,635 USD 14,985 (574)
JPMorgan Chase 4/24/26 USD 4,265 AUD 6,056 88
JPMorgan Chase 4/24/26 USD 9,028 CAD 12,344 144
JPMorgan Chase 4/24/26 USD 299,003 JPY 46,815,258 3,316
JPMorgan Chase 4/24/26 USD 5,949 NZD 10,030 181
JPMorgan Chase 5/22/26 EUR 12,539 USD 14,564 (35)
JPMorgan Chase 5/22/26 GBP 4,961 USD 6,660 (94)
JPMorgan Chase 5/22/26 USD 3,820 EUR 3,283 16

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 5/22/26 USD 29,627 EUR 25,593 $ (28)
JPMorgan Chase 5/22/26 USD 37,718 GBP 28,175 430
JPMorgan Chase 5/29/26 USD 8,006 SEK 73,429 226
JPMorgan Chase 6/2/26 USD 2,486 BRL 13,232 (34)
JPMorgan Chase 6/12/26 USD 3,916 CNH 26,762 10
JPMorgan Chase 6/12/26 USD 87,230 CNH 598,530 (110)
JPMorgan Chase 7/10/26 USD 1,942 IDR 33,076,512 —
Morgan Stanley 4/24/26 CAD 23,239 USD 17,012 (289)
Morgan Stanley 4/24/26 EUR 2,347 USD 2,705 11
Morgan Stanley 4/24/26 NZD 8,268 USD 4,722 33
Morgan Stanley 4/24/26 NZD 11,614 USD 6,772 (92)
Morgan Stanley 4/24/26 USD 18,594 JPY 2,922,137 138
Morgan Stanley 4/24/26 USD 3,964 JPY 628,231 (4)
Morgan Stanley 5/22/26 USD 1,078,098 EUR 906,322 27,956
Morgan Stanley 5/22/26 USD 7,016 GBP 5,238 83
NatWest Bank 4/24/26 USD 13,711 AUD 19,478 276
NatWest Bank 4/24/26 USD 16,882 AUD 24,518 (29)
Nomura Securities
International 4/24/26 AUD 59,176 USD 41,356 (540)
Nomura Securities
International 4/24/26 JPY 4,146,628 USD 27,294 (1,103)
Nomura Securities
International 4/24/26 USD 82,994 AUD 117,347 2,054
Nomura Securities
International 4/24/26 USD 16,356 CHF 12,649 492
Nomura Securities
International 4/24/26 USD 98,589 JPY 15,079,301 3,348
Nomura Securities
International 5/22/26 USD 13,247 EUR 11,452 (23)
Nomura Securities
International 6/12/26 USD 8,706 CNH 59,719 (8)
RBC Dominion
Securities 4/10/26 IDR 920,873,165 USD 54,498 (296)
RBC Dominion
Securities 4/10/26 USD 38,168 IDR 641,427,486 414
RBC Dominion
Securities 4/17/26 USD 69,606 MXN 1,262,891 (756)
RBC Dominion
Securities 4/24/26 EUR 89,417 USD 104,383 (904)
RBC Dominion
Securities 4/24/26 USD 354,580 CAD 488,072 3,356

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
RBC Dominion
Securities 5/8/26 CLP 18,867,385 USD 21,822 $ (1,440)
RBC Dominion
Securities 5/22/26 EUR 41,020 USD 47,734 (204)
RBC Dominion
Securities 5/22/26 GBP 72,323 USD 96,846 (1,130)
RBC Dominion
Securities 5/22/26 USD 10,666 EUR 9,002 235
RBC Dominion
Securities 5/29/26 USD 17,657 SEK 161,122 586
RBC Dominion
Securities 7/10/26 USD 54,315 IDR 920,873,165 246
Societe Generale 4/10/26 IDR 164,148,152 USD 9,760 (98)
Societe Generale 4/24/26 USD 18,564 CAD 25,318 345
Societe Generale 4/24/26 USD 57,921 JPY 9,090,014 508
Societe Generale 4/24/26 USD 11,590 JPY 1,840,404 (34)
Societe Generale 5/8/26 CLP 6,205,552 USD 7,183 (479)
Societe Generale 5/22/26 USD 159,029 EUR 136,652 693
Societe Generale 6/2/26 BRL 16,386 USD 3,046 74
Standard Chartered 4/10/26 USD 39,491 IDR 664,865,759 357
Standard Chartered 4/24/26 NZD 127,317 USD 74,480 (1,256)
Standard Chartered 4/24/26 USD 4,399 AUD 6,148 158
Standard Chartered 4/24/26 USD 24,811 JPY 3,910,141 114
Standard Chartered 5/22/26 EUR 1,217 USD 1,408 3
Standard Chartered 5/22/26 USD 5,743 GBP 4,303 48
Standard Chartered 6/2/26 BRL 36,373 USD 6,850 77
Standard Chartered 6/2/26 USD 10,638 BRL 57,366 (286)
Standard Chartered 6/5/26 USD 5,847 MYR 23,035 146
Standard Chartered 6/12/26 USD 470,815 CNH 3,233,742 (1,071)
State Street 4/17/26 USD 208,168 CZK 4,339,679 3,746
State Street 4/24/26 USD 6,164 CAD 8,580 (11)
State Street 4/24/26 USD 18,003 JPY 2,822,655 175
State Street 5/22/26 GBP 4,070 USD 5,371 15
State Street 5/22/26 USD 18,012 EUR 15,251 340
State Street 5/22/26 USD 20,494 GBP 15,485 (1)
State Street 5/29/26 SEK 768,258 USD 83,965 (2,567)
Toronto-Dominion Bank 4/24/26 EUR 8,203 USD 9,669 (176)
Toronto-Dominion Bank 4/24/26 USD 7,223 EUR 6,225 19
Toronto-Dominion Bank 4/24/26 USD 6,233 NZD 10,685 88
Toronto-Dominion Bank 5/8/26 CLP 4,972,183 USD 5,614 (242)

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Toronto-Dominion Bank 6/2/26 USD 21,656 BRL 116,230 $ (479)
Toronto-Dominion Bank 6/12/26 USD 11,356 SGD 14,502 19
UBS Investment Bank 4/10/26 USD 52,691 INR 4,785,479 2,127
UBS Investment Bank 4/17/26 MXN 373,262 USD 21,256 (459)
UBS Investment Bank 4/17/26 USD 4,547 HUF 1,515,856 (6)
UBS Investment Bank 4/24/26 JPY 1,268,602 USD 8,084 (71)
UBS Investment Bank 4/24/26 NZD 5,070 USD 2,996 (80)
UBS Investment Bank 4/24/26 USD 91,097 AUD 136,377 (2,968)
UBS Investment Bank 4/24/26 USD 7,714 CHF 5,996 194
UBS Investment Bank 4/24/26 USD 539,425 EUR 461,496 5,356
UBS Investment Bank 5/15/26 PLN 24,985 USD 7,061 (331)
UBS Investment Bank 5/22/26 EUR 365 USD 423 1
UBS Investment Bank 5/22/26 EUR 596 USD 691 (1)
UBS Investment Bank 5/22/26 USD 15,074 EUR 12,928 94
UBS Investment Bank 6/2/26 USD 76,943 BRL 409,171 (977)
UBS Investment Bank 6/5/26 COP 11,045,280 USD 2,868 92
UBS Investment Bank 6/12/26 USD 4,201 CNH 28,904 (16)
Wells Fargo 4/10/26 IDR 231,360,920 USD 13,798 (180)
Wells Fargo 4/10/26 INR 723,435 USD 7,840 (197)
Wells Fargo 4/10/26 KRW 8,645,189 USD 5,910 (231)
Wells Fargo 4/10/26 PEN 148,341 USD 43,159 (555)
Wells Fargo 4/10/26 USD 5,893 IDR 99,546,717 33
Wells Fargo 4/10/26 USD 7,303 PEN 24,672 217
Wells Fargo 4/10/26 USD 35,498 PEN 123,669 (20)
Wells Fargo 4/16/26 TRY 662,422 USD 14,427 158
Wells Fargo 4/24/26 USD 10,971 JPY 1,746,287 (59)
Wells Fargo 5/8/26 USD 43,258 CLP 40,227,319 (198)
Wells Fargo 5/29/26 USD 6,330 SEK 57,608 226
Wells Fargo 6/5/26 COP 29,863,165 USD 7,820 183
Wells Fargo 7/10/26 PEN 109,244 USD 31,220 9
Net unrealized gain (loss) on open forward
currency exchange contracts $ 84,924

T. ROWE PRICE International Bond Fund (USD Hedged)

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 757 Commonwealth of Australia ten year
bond contracts 6/26 56,279 $ (494)
Long, 552 Commonwealth of Australia three year
bond contracts 6/26 39,477 (201)
Short, 4,715 Euro BOBL contracts 6/26 (629,074) 12,649
Long, 569 Euro BTP contracts 6/26 76,475 (3,086)
Short, 1,049 Euro BUND contracts 6/26 (152,034) 3,545
Long, 705 Euro BUXL thirty year bond contracts 6/26 89,848 (1,991)
Long, 407 Euro OAT contracts 6/26 55,836 (2,032)
Long, 1,238 Euro SCHATZ contracts 6/26 151,322 (921)
Short, 234 Government of Canada ten year bond
contracts 6/26 (20,187) 403
Short, 142 Government of Japan ten year bond
contracts 6/26 (116,594) 1,211
Long, 2,317 Republic of South Korea ten year
bond contracts 6/26 164,284 (2,350)
Long, 2,668 Republic of South Korea three year
bond contracts 6/26 180,323 (1,244)
Long, 2,285 U.K. Gilt ten year contracts 6/26 265,514 (8,239)
Short, 747 U.S. Treasury Notes five year contracts 6/26 (80,810) 1,225
Short, 819 Ultra U.S. Treasury Notes ten year
contracts 6/26 (92,969) 2,123
Net payments (receipts) of variation margin to date 312
Variation margin receivable (payable) on open futures contracts $ 910

T. ROWE PRICE International Bond Fund (USD Hedged)

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.71% $ — $ — $ 5,326
T. Rowe Price Treasury Reserve Fund, 3.68% — — —++
Totals $ —# $ — $ 5,326+
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
3/31/26
T. Rowe Price Government
Reserve Fund, 3.71% $ 603,018  ¤  ¤ $ 865,956
T. Rowe Price Treasury
Reserve Fund, 3.68% 27,450  ¤  ¤ 7,615
Total $ 873,571^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $5,326 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $873,571.

T. ROWE PRICE International Bond Fund (USD Hedged)
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The International Bond Fund
(USD Hedged) (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification
Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United
States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE International Bond Fund (USD Hedged)

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect

T. ROWE PRICE International Bond Fund (USD Hedged)

fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined

T. ROWE PRICE International Bond Fund (USD Hedged)

by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE International Bond Fund (USD Hedged)

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 7,946,330 $ — $ 7,946,330
Common Stocks — 77 — 77
Short-Term Investments 865,956 268,416 — 1,134,372
Securities Lending Collateral 7,615 — — 7,615
Options Purchased — 14,230 — 14,230
Total Securities 873,571 8,229,053 — 9,102,624
Swaps* — 17,243 — 17,243
Forward Currency Exchange
Contracts — 129,795 — 129,795
Futures Contracts* 21,156 — — 21,156
Total $ 894,727 $ 8,376,091 $ — $ 9,270,818
Liabilities
Options Written $ — $ 1,132 $ — $ 1,132
Swaps* — 19,871 — 19,871
Forward Currency Exchange
Contracts — 44,871 — 44,871
Futures Contracts* 20,558 — — 20,558
Total $ 20,558 $ 65,874 $ — $ 86,432
1
Includes Asset-Backed Securities, Corporate Bonds, Government Bonds, Municipal
Securities and Non-U.S. Government Mortgage-Backed Securities.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE International Bond Fund (USD Hedged)

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F1114-054Q1 03/26